Discontinued Operations and Disposal Groups (Details) - Corporate, Non-Segment [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Feb. 01, 2022	Jan. 31, 2022
Business Dispositions [Line Items]
Common Stock, Shares, Issued		326,663,937
Separation Cash Payment			$ 1,750
Proceeds from Sale and Collection of Notes Receivable	$ 258
ShortTermDebtSOFRplus075Jan2023
Business Dispositions [Line Items]
Short-Term Loans	1,150
SMBCTermLoanJuly2023 | Nuclear fuel procurement contracts
Business Dispositions [Line Items]
Debt Instrument, Face Amount	300
USBTermLoanJuly2023 | Nuclear fuel procurement contracts
Business Dispositions [Line Items]
Debt Instrument, Face Amount	300
PNCTermLoanJuly2023 | Nuclear fuel procurement contracts
Business Dispositions [Line Items]
Debt Instrument, Face Amount	$ 250